CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 529,160	$ 500,712	$ 299,981
Other comprehensive income (loss):
Change in unrealized losses of defined benefit plans, net of taxes of $3,749, $5,909 and $0 for fiscal years ended November 30, 2020, 2019 and 2018, respectively.	(8,500)	(27,312)	(2,989)
Reclassification of net (gains) losses to net income, net of tax of $0 for fiscal years ended November 30, 2020, 2019 and 2018.	(300)	1,791	2,039
Total change in unrealized losses of defined benefit plans, net of taxes	(8,800)	(25,521)	(950)
Unrealized gains (losses) on cash flow hedges during the period, net of taxes of $3,981, $15,083 and $(6,532) for fiscal years ended November 30, 2020, 2019 and 2018, respectively.	(16,405)	(52,714)	19,638
Reclassification of net (gains) losses on cash flow hedges to net income, net of tax expense (benefit) of ($880), $3,792 and $1,150 for fiscal years ended November 30, 2020, 2019 and 2018, respectively.	3,190	(11,138)	(3,104)
Total change in unrealized gains (losses) on cash flow hedges, net of taxes	(13,215)	(63,852)	16,534
Foreign currency translation adjustments, net of taxes of $603, $1,767 and $274 for fiscal years ended November 30, 2020, 2019 and 2018, respectively	36,521	8,539	(79,953)
Other comprehensive income (loss)	14,506	(80,834)	(64,369)
Comprehensive income	$ 543,666	$ 419,878	$ 235,612